Prepayments and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Prepayments And Other Current Assets [Abstract]
Taxes receivable	$ 5,517	$ 6,509
Receivables from storage facilities	2,599	1,662
Receivables from voyages	966	3,521
Prepayments to fuel suppliers	92,372	19,845
Other prepayments and current assets	14,550	23,364
Total	$ 116,004	$ 54,901